Organization and Business Description (Narrative) (Detail) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 07, 2013 USD ($) shares	Jan. 31, 2016 shares	Oct. 31, 2013 USD ($) $ / Unit	Mar. 31, 2016 Segment	Dec. 31, 2015 shares	Sep. 30, 2015	Dec. 31, 2015 Segment $ / shares shares
Partnership Organization And Basis Of Presentation [Line Items]
Cash payments to unitholders upon completion of merger, per unit | $ / Unit			1.03
Cash | $	$ 34.9		$ 34.9
Conversion ratio	1.07					2.75
Distribution percentage							50.00%
Number of operating segments | Segment				3			3
Distribution Rights
Partnership Organization And Basis Of Presentation [Line Items]
Distribution declared per limited partner unit | $ / shares							$ 0.37
Crestwood Holdings
Partnership Organization And Basis Of Presentation [Line Items]
Cash | $			10.0
Crestwood Equity Partners LP
Partnership Organization And Basis Of Presentation [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						99.90%	99.90%
Treasury Stock, Shares, Acquired		1,525,430			3,458,912
Crestwood Equity Partners LP | Distribution Rights
Partnership Organization And Basis Of Presentation [Line Items]
Distribution percentage						100.00%
Crestwood Gas Services GP, LLC [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest						0.10%	0.10%
Parent Company
Partnership Organization And Basis Of Presentation [Line Items]
Cash | $			$ 24.9
Crestwood Holdings | Majority Shareholder
Partnership Organization And Basis Of Presentation [Line Items]
Shares exchanged by acquirer	7,100,000
Crestwood Holdings | Crestwood Equity Partners LP
Partnership Organization And Basis Of Presentation [Line Items]
Shares issued by acquiree	14,300,000
Common Unit Capital | Crestwood Holdings
Partnership Organization And Basis Of Presentation [Line Items]
General partner ownership percentage							21.00%
Subordinated Unit
Partnership Organization And Basis Of Presentation [Line Items]
Units of partnership interest, amount					438,789		438,789